                             EXCELSIOR FUNDS, INC.

                              Blended Equity Fund
                             Income and Growth Fund
                          Value and Restructuring Fund
                                 Small Cap Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.
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                               TABLE OF CONTENTS
                               -----------------


                                                        Page
                                                        ----


INVESTMENT OBJECTIVES AND POLICIES...................    1

  Other Investment Considerations -
    Blended Equity, Value and Restructuring and
    Small Cap Funds..................................    1
  Other Investment Considerations -
    Income and Growth Fund...........................    3
  Additional Information on Portfolio Instruments....    4
  Additional Investment Limitations..................   12

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......   15

INVESTOR PROGRAMS....................................   16

  Systematic Withdrawal Plan.........................   16
  Exchange Privilege.................................   17
  Other Investor Programs............................   18

DESCRIPTION OF CAPITAL STOCK.........................   18

MANAGEMENT OF THE FUNDS..............................   20

  Directors and Officers.............................   20
  Investment Advisory and Administration Agreements..   25
  Shareholder Organizations..........................   27
  Expenses...........................................   28
  Custodian and Transfer Agent.......................   28

PORTFOLIO TRANSACTIONS...............................   30

INDEPENDENT AUDITORS.................................   32

COUNSEL..............................................   32

ADDITIONAL INFORMATION CONCERNING TAXES..............   32

PERFORMANCE INFORMATION..............................   35

MISCELLANEOUS........................................   37

FINANCIAL STATEMENTS.................................   38

APPENDIX                                               A-1

                                      -i-
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                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The investment objective of the Blended Equity (prior to August 1, 1997, the "Equity"), Value and Restructuring (prior to August 1, 1997, the "Business and Industrial Restructuring") and Small Cap (prior to August 1, 1997, the "Early Life Cycle") Funds is to seek long-term capital appreciation. The investment objective of the Income and Growth Fund is to seek to provide moderate current income and to attempt to achieve capital appreciation. Under normal market and economic conditions, each Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations - Blended Equity, Value and Restructuring and
-----------------------------------------------------------------------------
Small Cap Funds
---------------

          The Blended Equity, Value and Restructuring and Small Cap Funds invest primarily in common stocks, but each Fund may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring
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costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Other Investment Considerations - Income and Growth Fund
--------------------------------------------------------

          The Income and Growth Fund is expected to have a greater portion of its assets invested in debt obligations under normal market conditions than the Blended Equity, Value and Restructuring and Small Cap Funds. Further, although the Investment Adviser will generally use the three strategies described above for the Blended Equity, Value and Restructuring and Small Cap Funds, the Income and Growth Fund will generally invest in those companies which are expected to generate the greater income. As a result, the Income and Growth Fund is likely to have a relatively small portion of its assets invested in Early Life Cycle companies.

          As stated in the Prospectus, the Income and Growth Fund may invest up to 10% of its assets in instruments such as liquidating trust receipts; certificates of beneficial ownership; limited partnership interests; creditor claims; loan participations; and warrants, options and other rights to purchase securities. Liquidating trust receipts, as well as certificates of beneficial interest, acquired by the Income and Growth Fund represent interests in trusts holding specific assets. In the case of a liquidating trust, such assets may include airplanes, ships and trucks that have been leased to third parties. Limited partnership interests acquired by the Fund may represent equitable interests in enterprises engaged in activities related to leasing of electronic, computer and other types of equipment. Normally, the profits and losses attributable to the foregoing types of instruments pass directly to the holders of the instruments and are not taxed at the trust or partnership level.

          Creditor claims (which may be in the form of notes or debentures) acquired by the Income and Growth Fund comprise debt obligations of companies being reorganized under bankruptcy or insolvency laws. Creditor claims normally sell at a substantial discount from their face value, may be convertible into stock of the reorganized company, and have a high degree of potential risk and reward. Loan participations acquired by the Income and Growth Fund represent interests in either separate, privately negotiated loans that have been made by lending institutions to third parties or pools of privately negotiated loans maintained in the loan portfolios of lending institutions. Lending institutions may sell loan participations to the Income and Growth Fund and other institutional investors in order to achieve additional revenues and to reduce their exposure on the loans involved, as well as for other reasons. Loan participations are considered to be illiquid securities subject to the 10% limitation on investments in illiquid securities described in the Prospectus.

          The instruments described above may provide a higher than normal rate of return but may also entail greater risks. These risks include the absence of any secondary or other organized market for certain instruments that the Income and Growth Fund may acquire; the likelihood that the transfer of certain instruments will otherwise be restricted because they have not been registered under Federal or state securities laws; the probability that certain instruments will represent interests in a single asset or project and will be entirely dependent upon market and economic factors affecting such asset or project and upon the skill of project managers to produce value; the possibility of volatile changes in the value of an instrument because of changes in the value of the asset underlying the instrument; the possibility that certain instruments will be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the risk that the underlying portfolio company will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"); the possibility that the Fund's loss with respect to an instrument may exceed the amount of its investment; and, with respect to creditor claims and other debt instruments, the quality of the credit extended. In addition, as discussed in the Prospectus, income from some of the instruments described above may be non-qualifying income for purposes of the Code and must be monitored by the Investment Adviser so that the amount of any such non-qualifying income does not exceed the amount permitted by the Code. The Investment Adviser will purchase such instruments only when it determines that the expected return justifies the attendant risks.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Income and Growth, Value and Restructuring and Small Cap Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Income and Growth, Value and Restructuring and Small Cap Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Value and Restructuring and Small Cap Funds may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Value and Restructuring and Small Cap Funds to hedge against exposure to fluctuations in exchange rates between the U.S.

dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Value and Restructuring and Small Cap Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Value and Restructuring and Small Cap Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

            Options on Futures Contracts
            ----------------------------

          The Value and Restructuring and Small Cap Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Code, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds, but are operating policies with respect to the Value and Restructuring and Small Cap Funds. No Fund may:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position;

          5. Invest in companies for the purpose of exercising management or control; and

          6. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds. Neither the Blended Equity nor the Income and Growth Funds may:

          7. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that the Income and Growth Fund may purchase options and other rights in accordance with its investment objective and policies;

          8. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          9. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or the Income and

Growth Fund from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies.

          The following investment limitation is fundamental with respect to the Value and Restructuring and Small Cap Funds. The Value and Restructuring and Small Cap Funds may not:

          10. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with their investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

                         *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund involved. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. The Funds also intend to refrain from entering into arbitrage transactions.

          Each of the Blended Equity and Income and Growth Funds may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds were $3,806, $2,725 and $7,492; $1,241, $1,223 and $1,713; $8,716, $3,970 and $779;
and $698, $961 and $1,107, respectively. The Distributor retained none of the foregoing sales charges with respect to the Funds for the fiscal year ended March 31, 1997 and for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $473 and $7,092 with respect to the Blended Equity Fund; $298 and $1,703 with respect to the Income and Growth Fund; $42 and $779 with respect to the Value and Restructuring Fund; and $0 and $1,107 with respect to the Small Cap Fund for the period April 1, 1995 through July 31, 1995 and for the fiscal year ended March 31, 1995, respectively. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of any series of that Fund are entitled to receive the assets available for distribution belonging to that Fund and allocable to such series and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                              Position                 Principal Occupation
                              with                     During Past 5 Years and
Name and Address              Excelsior Fund           Other Affiliations
------------------------  --------------------------  -----------------------------
Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt Fund (since 1995);
Age: 66                                               Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust New
                                                      York (from February 1990 until
                                                      September 1995); and Chairman, U.S.
                                                      Trust Connecticut (from March 1993 to
                                                      May 1997).

Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior Apt. 10-H
Tax-Exempt Fund (since                                Director of UST Master
 1984);                                               Variable Series, Inc.
New York, NY 10021                                    (from 1994 to June 1997); Trustee of
Age: 71                                               Excelsior Institutional Trust (since
                                                      1995); and Director, Royal Life
                                                      Insurance Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
485 Park Avenue                                       and Excelsior Tax-Exempt
New York, NY 10022                                    Fund (since 1996); Trustee,
Age: 54                                               Excelsior Institutional
                                                      Trust and Excelsior Funds

/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
-----------------         ---------------             -----------------------------
                                                      (since 1994); Director, Parsons
                                                      Brinkerhoff Energy Services Inc. (since
                                                      1996); Director, Parsons Brinkerhoff,
                                                      Inc. (engineering firm) (since 1995);
                                                      President, Mandrake Group (investment
                                                      and consulting firm) (since 1994);
                                                      Director, Hyperion Total Return Fund,
                                                      Inc. and four other funds for which
                                                      Hyperion Capital Management, Inc.
                                                      serves as investment adviser (since
                                                      1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (from 1993
                                                      to 1996); Director, The Latin American
                                                      Growth Fund (since 1993); Member of
                                                      Advisory Board, Argentina Private
                                                      Equity Fund L.P. (from 1992 to 1996)
                                                      and Garantia L.P. (Brazil) (from 1993
                                                      to 1996); and Director, Mueller
                                                      Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan            Director                   Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and
Franklin Lakes, NJ  07417                             Excelsior
(since 1984);                                         Tax-Exempt Fund
Age: 72                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); and Trustee
                                                      of Excelsior Institutional Trust (since
                                                      1995).

Wolfe J. Frankl            Director                   Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt Fund
(since 1986);                                         Director of UST Master
Age: 76                                               Variable Series, Inc. (from 1994 to
                                                      June 1997); Trustee of Excelsior
                                                      Institutional Trust (since 1995);
                                                      Director, Deutsche Bank Financial, Inc.
                                                      (since 1989); Director, The Harbus
                                                      Corporation (since 1951); and Trustee,
                                                      HSBC Funds Trust and HSBC Mutual Funds
                                                      Trust (since 1988).

W. Wallace McDowell, Jr.   Director                   Director, Excelsior
Fund                                                  and Excelsior Tax-Exempt
c/o Prospect Capital                                  Fund (since 1996); Trustee,
   Corp.                                              Excelsior Institutional Trust
43 Arch Street                                        and Excelsior Funds
Greenwich, CT  06830                                  (since 1994); Private Investor
Age: 60                                               (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S.


                              Position                 Principal Occupation
                              with                     During Past 5 Years and
Name and Address              Excelsior Fund           Other Affiliations
------------------------  --------------------------  -----------------------------

                                                      Homecare Corporation (since 1992),
                                                      Grossmans, Inc. (from 1993 to 1996),
                                                      Children's Discovery Centers (since
                                                      1984), ITI Technologies, Inc. (since
                                                      1992) and Jack Morton Productions
                                                      (since 1987).

Jonathan Piel              Director                   Director, Excelsior Fund and
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age: 58                                               Institutional Trust and
                                                      Excelsior Funds (since 1994);

                                                      Vice President and Editor, Scientific
                                                      American, Inc. (from 1986 to 1994);
                                                      Director, Group for The South Fork,
                                                      Bridgehampton, New York (since 1993);
                                                      and Member, Advisory Committee, Knight
                                                      Journalism Fellowships, Massachusetts
                                                      Institute of Technology (since 1984).

Robert A. Robinson         Director                   Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt Fund
800 Second Avenue                                     (since 1987); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age: 71                                              (from 1994 to June 1997); Trustee of
                                                     Excelsior Institutional Trust
                                                     (since 1995); President Emeritus, The
                                                     Church Pension Fund and its affiliated
                                                     companies (since 1966); Trustee, H.B.
                                                     and F.H. Bugher Foundation and Director
                                                     of its wholly owned subsidiaries --
                                                     Rosiclear Lead and Flourspar Mining Co.
                                                     and The Pigmy Corporation (since 1984);
                                                     Director, Morehouse Publishing Co.
                                                     (since 1974); Trustee, HSBC Funds Trust
                                                     and HSBC Mutual Funds Trust (since
                                                     1982); and Director, Infinity Funds,
                                                     Inc. (since 1995).

Alfred C. Tannachion/1/  Director                    Retired; Director of
6549 Pine Meadows Drive                              Excelsior Fund and
Spring Hill, FL  34606                               Excelsior Tax-Exempt Fund
Age: 71                                              (since 1985); Chairman
                                                     of the Board, President and Treasurer
                                                     of UST Master Variable Series, Inc.
                                                     (from 1994 to June 1997); and Trustee
                                                     of Excelsior Institutional Trust (since
                                                     1995).


----------------------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.



                              Position                 Principal Occupation
                              with                     During Past 5 Years and
Name and Address              Excelsior Fund           Other Affiliations
------------------------  --------------------------  -----------------------------

W. Bruce McConnel, III    Secretary                    Partner of the law firm of Drinker
Philadelphia National                                  Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant                    Second Vice President, Senior
Chase Global Funds        Secretary                    Manager of Blue Sky Compliance
 Services Company                                      and Financial Reporting, Chase
73 Tremont Street                                      Global Funds Services Company
Boston, MA  02108-3913                                 (March 1997 to present); Second
Age: 32                                                Vice President, Senior Manager of Financial
                                                       Reporting, Chase Global
                                                       Funds Services Company (September 1996
                                                       to March 1997); and Assistant Vice
                                                       President, Assistant Manager of
                                                       Financial Reporting, Scudder, Stevens &
                                                       Clark Inc. (October 1992 to September
                                                       1996).

John M. Corcoran          Assistant                    Vice President, Director of
Chase Global Funds        Treasurer                    Administration Client Group,
  Services Company                                     Chase Global Funds Services
73 Tremont Street                                      Company (since July 1996);
Boston, MA  02108-3913                                 Second Vice President, Manager
Age: 32                                                of Administration, Chase Global Funds Services
                                                       Company (from October
                                                       1993 to July 1996); and Audit Manager,
                                                       Ernst & Young LLP (from August 1987 to
                                                       September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 14, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                                  Pension or
                                                 Retirement        Total
                                                   Benefits    Compensation
                                                 Accrued as  from Excelsior Fund
                                     Aggregate     Part of        and Fund
           Name of             Compensation from    Fund        Complex* Paid
       Person/Position          Excelsior Fund    Expenses      to Directors
-----------------------------  -----------------  --------  -------------------
Donald L. Campbell                  $13,500         None           $31,750(4)**
Director

Rodman L. Drake***                  $ 3,750         None           $12,250(4)**
Director

Joseph H. Dugan                     $15,000         None           $35,000(4)**
Director

Wolfe J. Frankl                     $15,000         None           $35,000(4)**
Director

W. Wallace McDowell, Jr.***         $ 2,250         None           $ 9,250(4)**
Director

Jonathan Piel***                    $ 3,750         None           $12,500(4)**
Director

Robert A. Robinson                  $15,000         None           $35,000(4)**
Director

Alfred C. Tannachion****            $20,000         None           $45,000(4)**
Director

Frederick S. Wonham****             $15,000         None           $35,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $880,638, $726,295, $120,783 and $194,501 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $26,987, $24,620, $18,380 and $26,625 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $1,111,127, $785,037, $273,025, and $336,194 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived fees totalling $106,377, $69,637, $21,119 and $57,942 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $1,954,607, $876,995, $552,746 and $408,027 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $132,737, $105,756, $41,509 and $61,885 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $186,366, $154,582, $35,765 and $56,809 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totalling $5,985 with respect to the Value and Restructuring Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $72,709, $53,296, $18,319 and $27,350 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totalling $1,640, $575, $34 and $75 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $171,595, $120,732, $57,370 and $74,016 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $4,809, $1,416, $19 and $40 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $422,505, $200,249, $152,248 and $120,363 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administration Services and U.S. Trust New York waived administration fees totalling $5,344, $1,132, $108 and $87 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of

Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations totalled $132,737, $112,827 and $26,987; $106,888, $71,628 and $24,620; $41,617, $21,172 and $5,189; and $61,972, $58,058 and
$17,091 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. Of these amounts, $118,778, $97,209 and $18,606; $103,262, $66,022 and $22,697; $41,514, $21,149 and $4,851;
and $61,952, $58,039 and $16,428 were paid to affiliates of U.S. Trust with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

                                 PORTFOLIO TRANSACTIONS
                                 ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997, the Blended Equity Fund paid brokerage commissions aggregating $123,112, $174,492 and $271,411, respectively, and the Income and Growth Fund paid brokerage commissions aggregating $89,218, $89,512 and $74,499, respectively.

          For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Value and Restructuring and Small Cap Funds paid brokerage
commissions aggregating $121,755,   $152,269 and $271,334; and $73,534, $95,108
and $122,184, respectively.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents: (a) the Income & Growth Fund held the following security: 40,000 shares of common stock of Morgan Stanley Group, Inc.; (b) the Value and Restructuring Fund held the following security: 42,000 shares of common stock of Donaldson, Lufkin & Jenrette, Inc.; and (c) the Blended Equity Fund held the following security: 122,360 shares of Morgan Stanley Group, Inc.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Code, and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          As of the date of this Statement of Additional Information, new Federal tax legislation--the Taxpayer Relief Act of 1997 (the "TRA")--has been passed by the House of Representatives and the Senate, and is expected to be signed by the President. The TRA, if enacted as expected, will repeal the Short-Short Test (effective for each Fund's next fiscal year) and will change applicable rates and holding period rules for capital gains.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations, the application of state and local taxes and changes in Federal tax rules under the TRA.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for their Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  /1/to the nth power
                    T = [(-----) - 1]
                            P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     Each Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                             P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for the Shares of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the one year period ended March 31, 1997 were 11.09%, 12.61%, 18.09% and -14.33%, respectively. The average annual total returns for the Shares of the Blended Equity and Income and Growth Funds for the five year period ended March 31, 1997 were 15.38% and 15.81%, respectively. The average annual total returns for the Shares of the Blended Equity and Income and Growth Funds for the ten year period ended March 31, 1997 were 11.45% and 10.63%, respectively. The average annual total returns for the Shares of the Value and Restructuring and Small Cap Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were 24.07% and 9.29%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior

Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows: (i) Blended Equity Fund: U.S. Trust Retirement Fund, c/o
                           -------------------
United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 17.41%; and (ii) Small Cap Fund: U.S. Trust Retirement Fund, c/o
                             --------------
United States Trust Company of New York, 114 West 47th Street, New York, New York, 10036, 16.98%.

                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                          Productivity Enhancers Fund
               Environmentally-Related Products and Services Fund
                             Aging of America Fund
                      Communication and Entertainment Fund
                            Global Competitors Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in Shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                          Page
                                                          ----

INVESTMENT OBJECTIVES AND POLICIES......................     1
     Other Investment Considerations....................     1
     Additional Information on Portfolio Instruments....     3
     Additional Investment Limitations..................    11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........    12

INVESTOR PROGRAMS.......................................    14
     Systematic Withdrawal Plan.........................    14
     Exchange Privilege.................................    15
     Other Investor Programs............................    16

DESCRIPTION OF CAPITAL STOCK............................    16

MANAGEMENT OF THE FUNDS.................................    18
     Directors and Officers.............................    18
     Investment Advisory and Administration Agreements..    23
     Shareholder Organizations..........................    25
     Expenses                                               26
     Custodian and Transfer Agent.......................    27

PORTFOLIO TRANSACTIONS..................................    28

INDEPENDENT AUDITORS....................................    30

COUNSEL.................................................    31

ADDITIONAL INFORMATION CONCERNING TAXES.................    31

PERFORMANCE INFORMATION.................................    33

MISCELLANEOUS...........................................    36

FINANCIAL STATEMENTS....................................    36

APPENDIX A..............................................   A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The investment objective of each Fund is to seek long-term capital appreciation. Under normal market and economic conditions, each Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          The Funds invest primarily in common stocks, but they may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Funds' investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Funds may invest in futures contracts and options thereon. The Funds may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


            Options on Futures Contracts
            ----------------------------

          The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          Restricted Securities
          ---------------------

          The Productivity Enhancers Fund may invest in restricted securities (privately placed securities) and other securities without readily available market quotations. The Fund's investments in securities without readily available market quotations will not exceed 5% of its total assets at the time of purchase. Restricted securities may be sold only in private transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration may be required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Certain transactions in restricted securities may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit any Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

          The following investment limitations are non-fundamental operating policies with respect to the Funds. No Fund may:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in companies for the purpose of exercising management or control; and

          7. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

                                 *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund involved. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. The Funds also intend to refrain from entering into arbitrage transactions.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds were $495, $347 and $143; $71, $325 and $0; $715, $1,662 and $357; $587, $1,728 and $438;
and $735, $405 and $353, respectively. The Distributor retained none of the foregoing sales charges with respect to the Funds for the fiscal year ended March 31, 1997 and for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $0 and $143 with respect to the Productivity Enhancers Fund; $0 and $37 with respect to the Aging of America Fund; $74 and $438 with respect to the Communication and Entertainment Fund; and $0 and $353 with respect to the Global Competitors Fund for the period April 1, 1995 through July 31, 1995 and for the fiscal year ended March 31, 1995, respectively. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC") (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describe the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of any series of that Fund are entitled to receive the assets available for distribution belonging to that Fund and allocable to such series and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.

                                 MANAGEMENT OF THE FUNDS
                                 -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
----------------          --------------              -----------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt Fund (since 1995);
Age:  66                                              Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust New
                                                      York (from February 1990 until
                                                      September 1995); and Chairman, U.S.
                                                      Trust Connecticut (from March 1993 to
                                                      May 1997).


Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior Apt. 10-H
New York, NY 10021                                    Tax-Exempt Fund (since 1984);
Age: 71                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); and Director, Royal Life
                                                      Insurance Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
485 Park Avenue                                       and Excelsior Tax-Exempt
New York, NY 10022                                    Fund (since 1996); Trustee,
Age:  54                                              Excelsior Institutional Trust
                                                      and Excelsior Funds (since
                                                      1994); Director, Parsons
                                                      Brinkerhoff Energy Services
                                                      Inc. (since 1996); Director,
                                                      Parsons Brinkerhoff, Inc.
                                                      (engineering firm) (since
                                                      1996); President, Mandrake
                                                      Group (investment and
                                                      consulting firm) (since 1994);
                                                      Director, Hyperion Total
                                                      Return Fund, Inc. and four
                                                      other funds for which Hyperion
                                                      Capital Management, Inc.

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
----------------          --------------              -----------------------
                                                      serves as investment adviser
                                                      (since 1991); Co-Chairman, KMR
                                                      Power Corporation (power
                                                      plants) (from 1993 to 1996);
                                                      Director, The Latin American
                                                      Growth Fund (since 1993);
                                                      Member of Advisory Board,
                                                      Argentina Private Equity Fund
                                                      L.P. (from 1992 to 1996) and
                                                      Garantia L.P. (Brazil) (from
                                                      1993 to 1996); and Director,
                                                      Mueller Industries, Inc. (from
                                                      1992 to 1994).

Joseph H. Dugan           Director                    Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                             Tax-Exempt Fund (since 1984);
Age: 72                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); and Trustee
                                                      of Excelsior Institutional Trust (since
                                                      1995).

Wolfe J. Frankl           Director                    Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt Fund (since 1986);
Age: 76                                               Director of UST Master
                                                      Variable Series, Inc. (from 1994 to
                                                      June 1997); Trustee of Excelsior
                                                      Institutional Trust (since 1995);
                                                      Director, Deutsche Bank Financial, Inc.
                                                      (since 1989); Director, The Harbus
                                                      Corporation (since 1951); and Trustee,
                                                      HSBC Funds Trust and HSBC Mutual Funds
                                                      Trust (since 1988).

W. Wallace McDowell, Jr.  Director                    Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
   Corp.                                              Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age:  60                                              (since 1994); Private Investor
                                                      (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S. Homecare
                                                      Corporation (since 1992), Grossmans,
                                                      Inc. (from 1993 to 1996), Children's
                                                      Discovery Centers (since 1984), ITI
                                                      Technologies, Inc. (since 1992) and
                                                      Jack Morton Productions (since 1987).

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       Excelsior Fund    Other Affiliations
----------------       --------------    -----------------------

Jonathan Piel          Director          Director, Excelsior Fund and
558 E. 87th Street                       Excelsior Tax-Exempt Fund
New York, NY  10128                      (since 1996); Trustee, Excelsior
Age:  58                                 Institutional Trust and
                                         Excelsior Funds (since 1994);
                                         Vice President and Editor, Scientific
                                         American, Inc. (from 1986 to 1994);
                                         Director, Group for The South Fork,
                                         Bridgehampton, New York (since 1993);
                                         and Member, Advisory Committee, Knight
                                         Journalism Fellowships, Massachusetts
                                         Institute of Technology (since 1984).

Robert A. Robinson     Director          Director of Excelsior Fund
Church Pension Fund                      and Excelsior Tax-Exempt Fund
800 Second Avenue                        (since 1987); Director of UST
New York, NY  10017                      Master Variable Series, Inc.
Age: 71                                  (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995); President Emeritus, The Church
                                         Pension Fund and its affiliated
                                         companies (since 1966); Trustee, H.B.
                                         and F.H. Bugher Foundation and Director
                                         of its wholly owned subsidiaries --
                                         Rosiclear Lead and Flourspar Mining Co.
                                         and The Pigmy Corporation (since 1984);
                                         Director, Morehouse Publishing Co.
                                         (since 1974); Trustee, HSBC Funds Trust
                                         and HSBC Mutual Funds Trust (since
                                         1982); and Director, Infinity Funds,
                                         Inc. (since 1995).

Alfred C. Tannachion/1/  Director        Retired; Director of
6549 Pine Meadows Drive                  Excelsior Fund and
Spring Hill, FL  34606                   Excelsior Tax-Exempt Fund
Age: 71                                  (since 1985); Chairman
                                         of the Board, President and Treasurer
                                         of UST Master Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position          Principal Occupation
                          with              During Past 5 Years and
Name and Address          Excelsior Fund    Other Affiliations
----------------          --------------    -----------------------
W. Bruce McConnel, III    Secretary         Partner of the law firm of Drinker
Philadelphia National                       Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant         Second Vice President, Senior
Chase Global Funds        Secretary         Manager of Blue Sky Compliance
 Services Company                           and Financial Reporting, Chase
73 Tremont Street                           Global Funds Reporting, Chase
Boston, MA  02108-3913                      Global Funds Services Company
Age: 32                                     Company (March 1997 to present);
                                            Second Vice President, Senior
                                            Manager of Financial Reporting, Chase
                                            Global Funds Services Company
                                            (September 1996 to March 1997); and
                                            Assistant Vice President, Assistant
                                            Manager of Financial Reporting,
                                            Scudder, Stevens & Clark Inc. (October
                                            1992 to September 1996).

John M. Corcoran       Assistant            Vice President, Director of
Chase Global Funds     Treasurer            Administration Client Group,
  Services Company                          Chase Global Funds Services
73 Tremont Street                           Company (since July 1996);
Boston, MA  02108-3913                      Second Vice President, Manager
Age: 32                                     of Administration, Chase Global Funds
                                            Services Company (from October
                                            1993 to July 1996); and Audit Manager,
                                            Ernst & Young LLP (from August 1987 to
                                            September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 14, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                                  Pension or
                                                 Retirement          Total
                                                  Benefits       Compensation
                                                  Accrued as   from Excelsior Fund
                                  Aggregate       Part of          and Fund
           Name of             Compensation from    Fund         Complex* Paid
       Person/Position          Excelsior Fund    Expenses       to Directors
       ---------------         -----------------  --------  -----------------------

Donald L. Campbell                  $13,500         None           $31,750(4)**
Director

Rodman L. Drake***                  $ 3,750         None           $12,250(4)**
Director

Joseph H. Dugan                     $15,000         None           $35,000(4)**
Director

Wolfe J. Frankl                     $15,000         None           $35,000(4)**
Director

W. Wallace McDowell, Jr.***         $ 2,250         None           $ 9,250(4)**
Director

Jonathan Piel***                    $ 3,750         None           $12,500(4)**
Director

Robert A. Robinson                  $15,000         None           $35,000(4)**
Director

Alfred C. Tannachion****            $20,000         None           $45,000(4)**
Director

Frederick S. Wonham****             $15,000         None           $35,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $79,570, $0, $68,122, $136,328, and $79,924 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $22,983, $26,278, $24,503, $17,130 and $15,637 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $147,036, $0, $185,180, $222,009 and $253,937 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $11,813, $25,855, $15,937, $18,360 and $16,714 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $129,207, $17,407, $260,468, $265,750 and
$467,445 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $24,184, $23,451, $21,988, $24,461 and $36,378 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Manage ment Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $26,357, $5,451, $24,003, $39,403, and $24,816 in the
aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment, and Global Competitors Funds, respectively. For the same period, the former administrators waived administration fees totalling $15,393, $36,299, $17,747, $2,347 and $16,934 with respect to the

Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $11,203, $6,000, $13,476, $16,964, and $16,756 in
the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, the former administrators waived administration fees totalling $10, $0, $13, $37, and $16 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $29,686, $6,494, $38,285, $44,871 and $52,911 in the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, the Administrators waived administration fees totalling $9,101, $37,506, $13, $16 and $7 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $39,258, $12,255, $72,337, $74,244 and $129,073 in the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $7, $2, $43, $43 and $14 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing
purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations totalled $13,268, $11,169 and $4,525; $3,484, $4,404 and $1,660; $21,988, $15,685 and $4,051; $24,461, $18,414 and $7,168; and
$36,378, $16,737 and $3,243 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. Of these amounts, $13,268, $11,169 and $4,446; $3,484, $4,403 and $1,626; $21,968, $15,685 and
$3,902; $24,409, $18,385 and $6,707; and $36,376, $16,737 and $3,163 were paid to affiliates of U.S. Trust with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

          For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds paid brokerage commissions aggregating $141,290, $353,788 and $218,388; $16,669, $18,680 and $24,709; $28,296, $67,494 and $148,591; $50,724,
$68,004 and $47,519; and $41,638, $79,458 and $64,033, respectively.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by The Funds as of the close of the most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents: (a) the Aging of America Fund held the following security: 15,000 shares of common stock of Dean Witter Discover & Co.; and (b) the Global Competitors Fund held the following security:
45,600 shares of common stock of Morgan Stanley Group, Inc.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities

(as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          As of the date of this Statement of Additional Information, new Federal tax legislation--the Taxpayer Relief Act of 1997 (the "TRA")--has been passed by the House of Representatives and the Senate, and is expected to be signed by the President. The TRA, if enacted as expected, will repeal the Short-Short Test (effective for each Fund's next fiscal year) and will change applicable rates and holding period rules for capital gains.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations, the application of state and local taxes and changes in Federal tax rules under the TRA.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV
                    T = [(-----) to the first power divided by n - 1]
                            P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     Each Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                            P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for the Shares of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the one year period ended March 31, 1997 were 1.02%, 21.22%, 8.18%, 0.34% and 6.64%, respectively. The average annual total returns for the Shares of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were 10.21%, 7.17%, 10.68%, 12.94% and 13.18%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The
                                           ----- --------  ------  --------  ---
Wall Street Journal and The New York Times, or in publications of a local or
---- ------ ------- --- --- --- ---- -----
regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, no person beneficially owned 5% or more of the outstanding Shares of a Fund.

                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                     Short-Term Government Securities Fund
                     Intermediate-Term Managed Income Fund
                              Managed Income Fund


                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                     Short-Term Tax-Exempt Securities Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Funds, Inc. ("Excelsior Fund") and the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997, respectively (the "Fixed-Income Funds Prospectus" and the "Tax-Exempt Funds Prospectus", respectively; together, the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectuses. A copy of each Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------


                                                        Page
                                                        ----
INVESTMENT OBJECTIVES AND POLICIES....................    1
     Additional Information on Portfolio Instruments..    1
     Additional Investment Limitations................   10

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........   13

INVESTOR PROGRAMS.....................................   16
     Systematic Withdrawal Plan.......................   16
     Exchange Privilege...............................   16
     Other Investor Programs..........................   17

DESCRIPTION OF CAPITAL STOCK..........................   17

MANAGEMENT OF THE FUNDS...............................   19
     Directors and Officers...........................   19
     Shareholder Organizations........................   28
     Expenses                                            29
     Custodian and Transfer Agent.....................   29

PORTFOLIO TRANSACTIONS................................   30

INDEPENDENT AUDITORS..................................   32

COUNSEL...............................................   32

ADDITIONAL INFORMATION CONCERNING TAXES...............   33
     Generally                                           33
     Tax-Exempt Funds.................................   34
     Taxation of Certain Financial Instruments........   35

PERFORMANCE AND YIELD INFORMATION.....................   37
     Yields and Performance...........................   37

MISCELLANEOUS.........................................   41

FINANCIAL STATEMENTS..................................   42

APPENDIX A............................................  A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

          This Statement of Additional Information contains additional information with respect to the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund (collectively, the "Tax-Exempt Funds") of Excelsior Tax-Exempt Fund and the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Fund (collectively, the "Fixed-Income Funds"). The portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Tax-Exempt Fund and Excelsior Fund are referred to individually as a "Company" and collectively as the "Companies".

          For ease of reference, the various Funds are referred to as follows:
Short-Term Tax-Exempt Securities Fund as "Short-Term Tax-Exempt Fund"; Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund"; Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund", Short-Term Government Securities Fund as "ST Government Fund", and Intermediate-Term Managed Income Fund as "IT Income Fund".

          The following policies and disclosures supplement the Funds' investment objectives and policies as set forth in the Prospectuses.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          The Tax-Exempt Funds invest substantially all of their assets in Municipal Obligations as defined in the Prospectus. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Tax-Exempt Funds' portfolios may include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"), will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Tax-Exempt Funds and the liquidity and value of their portfolios. In such an event, Excelsior Tax-Exempt Fund would reevaluate the Funds' investment objectives and policies and consider possible changes in their structure or possible dissolution.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          The IT Income and Managed Income Funds may, when deemed appropriate by the Investment Adviser in light of the Funds' investment objective, also invest in Municipal Obligations. Although yields on municipal obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and Federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

Dividends paid by the IT Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for Federal income tax purposes.

          Insured Municipal Obligations
          -----------------------------

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Securities Lending
          ------------------

          When the ST Government Fund, IT Income Fund and Managed Income Fund lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal

Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Managed Income and IT Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Commercial Paper
          ----------------

          Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund. Each Fund will generally limit its investments in such unrated commercial paper to 5% of its total assets.

          Futures Contracts
          -----------------

          Each Fund may invest in futures contracts (interest rate futures contracts or municipal bond index futures contracts, as applicable). Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by a Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Forward Currency Transactions
          -----------------------------

          The Managed Income and IT Income Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's or Excelsior Tax-Exempt Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and Intermediate-Term Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but is an operating policy with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Funds may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          5. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but is an operating policy with respect to the Short-Term Tax-Exempt Fund. A Tax-Exempt Fund may not:

          6. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Income and ST Government Funds.
A Fixed-Income Fund may not:

          7. Invest in companies for the purpose of exercising management or control;

          8. Purchase foreign securities; provided that subject to the limit described below, the IT Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

          9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:

          10. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options; and

          11. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Short-Term Tax-Exempt, ST Government and IT Income Funds may not:

          12. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds. The IT Tax-Exempt and LT Tax-Exempt Funds may not:

          13. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

          The following investment limitation is fundamental with respect to the Managed Income Fund. The Managed Income Fund may not:

          14. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years.

                            *          *          *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the IT Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of the IT Income or Managed Income Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.
For the purpose of this limitation, warrants acquired by the IT Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

          The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

          The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by the Companies' sub-transfer agent.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders with respect to the IT Tax-Exempt Fund were $314, $1,621 and $17,776, respectively; with respect to the LT Tax-Exempt Fund were $8,085, $15,633 and $4,088, respectively; and with respect to the Managed Income Fund were $2,072, $727 and $973, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $341 and $431 with respect to the IT Tax-Exempt Fund; $1,972 and $3,188 with respect to the LT Tax-Exempt Fund; and $653 and $973 with respect to the Managed Income Fund for the period from April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. Edgewood Services, Inc., the distributor, retained none of the foregoing sales charges with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the fiscal year ended March 31, 1997, and for the period from August 1, 1995 through March 31, 1996. The balance was paid to selling dealers.

     Total sales charges paid by shareholders of the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal years ended March 31, 1997, 1996 and 1995 were $292, $1,523 and $20; $0, $0 and $1; and $0, $299 and $815,
respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $1,523 and $20 with respect to the Short-Term Tax-Exempt Fund; $0 and $1 with respect to the ST Government Fund; and $20 and $815 with respect to the IT Income Fund for the period from April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. Edgewood

Services, Inc. retained none of the foregoing sales charges with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal year ended March 31, 1997, and for the period August 1, 1995 through March 31, 1996. The balance was paid to selling dealers.

     The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund. Customers of Shareholder Organizations may obtain information on the availability of, and procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectuses, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Managed Income, IT Income and ST Government Funds may also be purchased in connection with certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock; Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the particular Company voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       the Companies     Other Affiliations
----------------       -------------     -----------------------
Frederick S. Wonham/1/ Chairman of the   Retired; Director of
238 June Road          Board, President  Excelsior Fund and Excelsior
 Stamford, CT  06903   and Treasurer     Tax-Exempt Fund (since 1995);
Age: 66                                  Trustee of Excelsior Funds
                                         and Excelsior Institutional Trust
                                         (since 1995); Vice Chairman of U.S.
                                         Trust

/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       the Companies     Other Affiliations
----------------       -------------     -----------------------
                                         Corporation and U.S. Trust New York
                                         (from February 1990 until September
                                         1995); and Chairman, U.S. Trust
                                         Connecticut (from March 1993 to May
                                         1997).

Donald L. Campbell     Director          Retired; Director of
333 East 69th Street                     Excelsior Fund and Excelsior
Apt. 10-H                                Tax-Exempt Fund (since 1984);
New York, NY 10021                       Director of UST Master
Age: 71                                  Variable Series, Inc.
                                         (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995); and Director, Royal Life
                                         Insurance Co. of New York (since 1991).

Rodman L. Drake        Director          Director, Excelsior Fund
485 Park Avenue                          and Excelsior Tax-Exempt
New York, NY 10022                       Fund (since 1996); Trustee,
Age: 54                                  Excelsior Institutional
                                         Trust and Excelsior Funds
                                         (since 1994); Director, Parsons
                                         Brinkerhoff Energy Services Inc. (since
                                         1996);  Director, Parsons Brinkerhoff,
                                         Inc. (engineering firm) (since 1995);
                                         President, Mandrake Group (investment
                                         and consulting firm) (since 1994);
                                         Director, Hyperion Total Return Fund,
                                         Inc. and four other funds for which
                                         Hyperion Capital Management, Inc.
                                         serves as investment adviser (since
                                         1991); Co-Chairman, KMR Power
                                         Corporation (power plants) (from 1993
                                         to 1996); Director, The Latin American
                                         Growth Fund (since 1993); Member of
                                         Advisory Board, Argentina Private
                                         Equity Fund L.P. (from 1992 to 1996)
                                         and Garantia L.P. (Brazil) (from 1993
                                         to 1996); and Director, Mueller
                                         Industries, Inc. (from 1992 to 1994).

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       the Companies     Other Affiliations
----------------       -------------     -----------------------

Joseph H. Dugan        Director          Retired; Director of
913 Franklin Lakes Road                  Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                Tax-Exempt Fund (since 1984);
Age: 72                                  Director of UST Master
                                         Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).

Wolfe J. Frankl        Director          Retired; Director of
2320 Cumberland Road                     Excelsior Fund and Excelsior
Charlottesville, VA  22901               Tax-Exempt Fund (since 1986);
Age: 76                                  Director of UST Master
                                         Variable Series, Inc. (from 1994 to
                                         June 1997); Trustee of Excelsior
                                         Institutional Trust (since 1995);
                                         Director, Deutsche Bank Financial, Inc.
                                         (since 1989); Director, The Harbus
                                         Corporation (since 1951); and Trustee,
                                         HSBC Funds Trust and HSBC Mutual Funds
                                         Trust (since 1988).

W. Wallace
McDowell, Jr.          Director          Director, Excelsior Fund
c/o Prospect Capital                     and Excelsior Tax-Exempt
   Corp.                                 Fund (since 1996); Trustee,
43 Arch Street                           Excelsior Institutional Trust
Greenwich, CT  06830                     and Excelsior Funds
Age: 60                                  (since 1994); Private Investor
                                         (since 1994); Managing Director, Morgan
                                         Lewis Githens & Ahn (from 1991 to
                                         1994); and Director, U.S. Homecare
                                         Corporation (since 1992), Grossmans,
                                         Inc. (from 1993 to 1996), Children's
                                         Discovery Centers (since 1984), ITI
                                         Technologies, Inc. (since 1992) and
                                         Jack Morton Productions (since 1987).

Jonathan Piel          Director          Director, Excelsior Fund and
558 E. 87th Street                       Excelsior Tax-Exempt Fund
New York, NY  10128                      (since 1996); Trustee, Excelsior
Age: 58                                  Institutional Trust and
                                         Excelsior Funds (since 1994);
                                         Vice President and Editor, Scientific
                                         American, Inc. (from 1986 to 1994);
                                         Director, Group for The South Fork,
                                         Bridgehampton, New York (since 1993);
                                         and Member, Advisory Committee, Knight
                                         Journalism Fellowships, Massachusetts
                                         Institute of Technology (since 1984).

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       the Companies     Other Affiliations
----------------       -------------     -----------------------
Robert A. Robinson     Director          Director of Excelsior Fund
Church Pension Fund                      and Excelsior Tax-Exempt Fund
800 Second Avenue                        (since 1987); Director of UST
New York, NY  10017                      Master Variable Series, Inc.
Age: 71                                  (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995); President Emeritus, The
                                         Church Pension Fund and its
                                         affiliated companies (since 1966);
                                         Trustee, H.B. and F.H. Bugher
                                         Foundation and Director of its
                                         wholly owned subsidiaries --
                                         Rosiclear Lead and Flourspar Mining
                                         Co. and The Pigmy Corporation (since
                                         1984); Director, Morehouse
                                         Publishing Co. (since 1974);
                                         Trustee, HSBC Funds Trust and HSBC
                                         Mutual Funds Trust (since 1982); and
                                         Director, Infinity Funds, Inc.
                                         (since 1995).

Alfred C. Tannachion/1/Director          Retired; Director of
6549 Pine Meadows Drive                  Excelsior Fund and
Spring Hill, FL  34606                   Excelsior Tax-Exempt Fund
Age: 71                                  (since 1985); Chairman
                                         of the Board, President and Treasurer
                                         of UST Master Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).

W. Bruce McConnel, III Secretary         Partner of the law firm of Drinker
Philadelphia National                    Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos         Assistant         Second Vice President, Senior
Chase Global Funds     Secretary         Manager of Blue Sky Compliance
 Services Company                        and Financial Reporting, Chase
73 Tremont Street                        Global Funds Services Company
Boston, MA  02108-3913                   (March 1997 to present); Second
Age: 32                                  Vice President, Senior Manager of
                                         Financial Reporting, Chase Global
                                         Funds Services Company (September
                                         1996 to March 1997); and Assistant Vice
                                         President, Assistant Manager of
                                         Financial Reporting, Scudder, Stevens &
                                         Clark Inc. (October 1992 to September 1996).

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       the Companies     Other Affiliations
----------------       -------------     -----------------------

John M. Corcoran       Assistant         Vice President, Director of
Chase Global Funds     Treasurer         Administration Client Group,
  Services Company                       Chase Global Funds Services
73 Tremont Street                        Company (since July 1996);
Boston, MA  02108-3913                   Second Vice President, Manager
Age: 32                                  of Administration, Chase Global Funds
                                         Services Company (from
                                         October 1993 to July 1996); and Audit
                                         Manager, Ernst & Young LLP (from August
                                         1987 to September 1993).

          Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July 14, 1997, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                               Pension or
                                               Retirement           Total
                                                Benefits         Compensation
                                               Accrued as     from the Companies
                                Aggregate        Part of          and Fund
    Name of                 Compensation from     Fund          Complex* Paid
Person/Position               the Companies     Expenses         to Directors
---------------             -----------------  ----------     ------------------

Donald L. Campbell               $27,000          None           $31,750 (4)**
Director

Rodman L. Drake***               $ 7,500          None           $12,250 (4)**
Director

Joseph H. Dugan                  $30,000          None           $35,000 (4)**
Director

Wolfe J. Frankl                  $30,000          None           $35,000 (4)**
Director

W. Wallace McDowell, Jr.***      $ 4,500          None           $ 9,250 (4)**
Director

Jonathan Piel***                 $ 7,500          None           $12,500 (4)**
Director

Robert A. Robinson               $30,000          None           $35,000 (4)**
Director

Alfred C. Tannachion****         $40,000          None           $45,000 (4)**
Director

Frederick S. Wonham****          $30,000          None           $35,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as the Companies' Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as the Companies' Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, the particular Company paid U.S. Trust New York advisory fees of $62,036, $142,883, $634,922, $149,283,
$801,081 and $374,134 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $14,308, $8,255, $121,999, $12,322, $84,360 and advisory $26,819 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1996, the particular Company paid U.S. Trust New York advisory fees of $46,513, $187,185, $602,962, $116,249,
$754,048 and $391,724 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $20,410, $22,783, $46,807, $26,523, $117,024 and advisory $47,791 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, the particular Company paid U.S. Trust New York advisory fees of $63,713, $217,254, $1,185,427, $95,564,
$741,452 and $457,137 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $21,478, $35,586, $77,751, $28,208, $140,769 and $69,305 with respect to the ST Government, IT

Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Tax-Exempt Fund paid the former administrators $82,797, $386,614 and $123,173 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid the former administrators $39,116, $66,481 and $154,370 in the aggregate with respect to the ST Government, IT Income and

Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totalling $2,634, $19, $1,051, $356, $3,455 and $321 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, the Excelsior Tax-Exempt Fund paid the former administrators $23,993, $124,638 and $41,586 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid the former administrators $11,576, $26,526 and $43,727 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totalling $64, $543, $474, $140, $820 and $160 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $33,906, $258,662 and $91,594 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $38,330, $64,035 and $89,196 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $30, $1,567, $412, $15,466, $494 and $1,782 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $63,343, $387,111 and $160,259 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $43,657, $110,146 and $258,438 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $1, $909, $468, $96, $489 and $1,651 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

Shareholder Organizations
-------------------------

     As stated in the Prospectus, each Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to
shareholders as appropriate; (e)       transmitting proxy statements, annual
reports, updated prospec tuses and other communications from the Companies to Customers; and (f) providing or arranging for the provision of other related services.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations under the Plans totalled $28,304, $26,684 and $12,678; $141,258, $118,114 and $87,815; $70,956, $22,586 and $27,140; $21,479, $20,504
and $4,466; $36,495, $24,893 and $439; and $78,219, $47,693 and $28,171 with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively. Of these respective amounts, $28,304, $26,684 and $11,475; $139,275, $115,826 and
$74,979; $68,722, $22,586 and

$25,075; $21,479, $20,504 and $3,649; $36,495, $21,217 and $8,041; and $77,550,
$46,426 and $20,247 were paid to affiliates of U.S. Trust with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' prospectuses for the Funds' portfolio turnover rates.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or markdown. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1997, the Funds did not hold any securities issued by the Companies' regular brokers or dealers or their parents.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies and will pass upon the legality of the Shares offered by the Prospectuses.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectuses.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Shares, if the shareholder has not held such Shares for at least six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.


          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

 Tax-Exempt Funds
 ----------------

          As stated in their Prospectus, the Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry a Tax-Exempt Fund's Shares generally is not deductible for Federal income tax purposes. In addition, if a shareholder holds Tax-Exempt Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Funds at the close of their taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time a Fund has held the futures contract (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. Futures contracts to sell will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund. Losses as to futures contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also are applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules, and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long term and no more than 40 percent of any net loss may be treated as short term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

                              *        *        *

          As of the date of this Statement of Additional Information, new Federal tax legislation--the Taxpayer Relief Act of 1997 (the "TRA")--has been passed by the House of Representatives and the Senate, and is expected to be signed by the President. The TRA, if enacted as expected, will repeal the Short-Short Test (effective for each Fund's next fiscal year) and will change applicable rates and holding period rules for capital gains.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations, the application of state and local taxes and changes in Federal tax rules under the TRA.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

Yields and Performance
----------------------

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                              a-b
               Yield = 2 [(-------- + 1) to the sixth power - 1]
                              cd

          Where:    a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = average daily number of Shares outstanding that were entitled to receive dividends.

                    d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula).

          Based on the foregoing calculations, the effective yields for Shares of the IT Tax-Exempt, LT Tax-Exempt, Managed Income, Short-Term Tax-Exempt, IT Income and ST Government Funds for the 30-day period ended March 31, 1997 were 4.10%, 4.91%, 5.96%, 3.53%, 6.08% and 5.26%, respectively.

          The "tax-equivalent" yield of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculations, the tax-equivalent yields of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 1997 were 5.12%, 5.94% and 7.12%, respectively.

          Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV
                    T = [(-----) to the first power divided by n - 1]
                            P

               Where:    T =  average annual total return.

                       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                         P =  hypothetical initial payment of $1,000.

                         n = period covered by the computation, expressed in years.

     Each Fund may also advertise the "aggregate total return" for its Shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                          ERV
             Aggregate Total Return = [(------)] - 1
                                           P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV', in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for Shares of the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund, LT Tax-Exempt Fund, ST Government Fund, IT Income Fund and Managed Income Fund for the one year period ended March 31, 1997 were 3.55%, 4.58%, 5.47%, 4.77%, 3.25% and 3.17%, respectively. The average annual total returns for the IT Tax-Exempt Fund, LT Tax-Exempt Fund and Managed Income Fund for the five year period ended March 31, 1997 were 6.65%, 8.80% and 7.16%, respectively. The average annual total returns for the IT Tax-Exempt, LT Tax-

Exempt and Managed Income Funds for the ten year period ended March 31, 1997 were 6.81%, 9.42% and 8.57%, respectively. The average annual total returns for the Short-Term Tax-Exempt, IT Income and ST Government Funds for the period from their commencement of operations (December 31, 1992) to March 31, 1997 were 3.91%, 5.51% and 4.73%, respectively.

     The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street
                               ----- --------  ------  --------  --- ---- ------
Journal and The New York Times, or in publications of a local or regional
-------     --- --- ---- -----
nature, may also be used in comparing the performance of a Fund.
Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.

     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the

Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectuses, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding shares of a Fund were as follows: (i) Short-Term Tax-Exempt Securities Fund: G.L. and J.E.
                          -------------------------------------
Swenson, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.61%; (ii) Short-Term Government Securities Fund: Modern
                                  -------------------------------------
Language Association of America, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.15%; and (iii) Managed Income
                                                                 --------------
Fund:  U.S. Trust Retirement Fund, c/o United States Trust Company of New York,
----
114 West 47th Street, New York, New York 10036, 42.20%.


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Reports are incorporated by reference herein. The financial statements included in the 1997 Annual Reports for the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Reports and are incorporated herein by reference.
Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                                   Money Fund
                             Government Money Fund
                              Treasury Money Fund

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                             Tax-Exempt Money Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Funds, Inc. ("Excelsior Fund") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                         Page
                                                         ----

INVESTMENT OBJECTIVES AND POLICIES......................    1

     Additional Information on Portfolio Instruments....    1
     Additional Investment Limitations..................    6

NET ASSET VALUE AND NET INCOME..........................    9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........   10

INVESTOR PROGRAMS.......................................   12

     Systematic Withdrawal Plan.........................   12
     Exchange Privilege.................................   13
     Other Investor Programs............................   13

DESCRIPTION OF CAPITAL STOCK............................   14

MANAGEMENT OF THE FUNDS.................................   16

     Directors and Officers.............................   16
     Investment Advisory and Administration Agreements..   21
     Shareholder Organizations..........................   23
     Expenses...........................................   24
     Custodian and Transfer Agent.......................   25

PORTFOLIO TRANSACTIONS..................................   26

INDEPENDENT AUDITORS....................................   28

COUNSEL.................................................   28

ADDITIONAL INFORMATION CONCERNING TAXES.................   28

     Generally..........................................   28
     Tax-Exempt Money Fund..............................   29

YIELD INFORMATION.......................................   30

MISCELLANEOUS...........................................   32

FINANCIAL STATEMENTS....................................   32

APPENDIX A..............................................  A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          This Statement of Additional Information contains additional information with respect to the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Fund (collectively, the "Taxable Funds") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Fund (the portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Fund and Excelsior Tax-Exempt Fund are referred to individually as a "Company" and collectively as the "Companies").

          The investment objective of the Money Fund and the Government Money Fund is to seek as high a level of current income as is consistent with liquidity and stability of prin cipal. The Money Fund generally invests in money market instruments; the Government Money Fund generally invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. The investment objective of the Treasury Money Fund is to seek current income consistent with liquidity and stability of principal. The Treasury Money Fund invests primarily in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing dividend income that is generally considered exempt from state and local income taxes. The investment objective of the Tax-Exempt Money Fund is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Tax-Exempt Money Fund invests substantially all of its assets in high-quality Municipal Securities (as defined in the Prospectus) and, except during temporary defensive periods, maintains at least 80% of its assets in tax-exempt obligations. All Funds invest in instruments that generally have remaining maturities of not more than 13 months. The following policies supplement the Funds' investment policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Variable and Floating Rate Instruments
          --------------------------------------

          With respect to variable and floating rate instruments described in the Prospectus, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the Securities and Exchange Commission (the "SEC").

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury Money book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Securities Lending
          ------------------

          When the Money Fund or Government Money Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Tax-Exempt Money Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Tax-Exempt Money Fund, at the Fund's option, specified Municipal Securities at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Tax-Exempt Money Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Tax-Exempt Money Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Tax-Exempt Money Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Tax-Exempt Money Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Municipal Securities
          --------------------

          The Tax-Exempt Money Fund invests primarily in Municipal Securities as defined in the Prospectus. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Securities are "general obligations" and "revenue" issues, but the Tax-Exempt Money Fund's portfolio may also include "moral obliga tion" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Tax-Exempt Money Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Money Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus.
The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Money Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities for investment by the Tax-Exempt Money Fund and the liquidity and value of its portfolio. In such an event, Excelsior Tax-Exempt Fund would re-evaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

          Miscellaneous
          -------------

          The Funds may not invest in oil, gas, or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations set forth in the Prospectus, the Funds are subject to the investment limitations enumerated below, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          No Fund may:

          1. Purchase securities on margin, make short sales of securities, or maintain a short position;

          2. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Tax-Exempt Money Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          3. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Tax-Exempt Money Fund may invest in Municipal Securities secured by real estate or interests therein;

          4. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs;

          5. Invest in or sell puts, calls, straddles, spreads, or any combination thereof; and

          6. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          In addition, the Money, Government Money and Treasury Money Funds may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          8. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of a Funds's total assets in securities issued by companies which, together with any pre decessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940;

          13. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          14. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          15. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

          In addition, the Tax-Exempt Money Fund may not:

          16. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          17. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          18. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

          19. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions; and

          20. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

                                 *     *     *

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

          For the purpose of Investment Limitation No. 3, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          Notwithstanding Investment Limitations Nos. 15 and 18 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

          Notwithstanding the proviso in Investment Limitation No. 19, to the extent that the Tax-Exempt Money Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 19 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions.


                         NET ASSET VALUE AND NET INCOME
                         ------------------------------

          The Companies use the amortized cost method of valuation to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the

Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by the Companies' sub-transfer agent.

          As stated in the Prospectus, no sales charge is imposed by the Companies on purchases of Shares. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain Share exchanges as described in the Prospectus under "Investor Programs--Exchange Privilege."

          As described in the Prospectus, Direct Investors may redeem Shares by writing a check. Checks to redeem Shares are drawn on the Companies' accounts at The Chase Manhattan Bank ("Chase"). Direct Investors will be subject to the same rules and regulations that Chase applies to checking accounts and will have the same rights and duties with respect to stop-payment orders, "stale" checks, unauthorized signatures, collection of deposits, alterations and unauthorized endorsements as bank checking account customers do under the New York Uniform Commercial Code. When a check is presented to Chase for payment, Chase, as the shareholder's agent, will cause the Fund from which the redemption is requested to redeem sufficient Shares in the shareholder's account to cover the amount of the check.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the Shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program.

Shares of the Money, Government Money and Treasury Money Funds may also be purchased in connection with certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to 35 billion full and fractional shares of capital stock; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding Common Stock voting without regard to class.

                                 MANAGEMENT OF THE FUNDS
                                 -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               -----------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt Fund (since 1995);
Age: 66                                               Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust New
                                                      York (from February 1990 until
                                                      September 1995); and Chairman, U.S.
                                                      Trust Connecticut (from March 1993 to
                                                      May 1997).

Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior Apt. 10-H
New York, NY 10021                                    Tax-Exempt Fund (since 1984);
Age: 71                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); and Director, Royal Life
                                                      Insurance Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
485 Park Avenue                                       and Excelsior Tax-Exempt
New York, NY  10022                                   Fund (since 1996); Trustee,
Age: 54                                               Excelsior Institutional
                                                      Trust and Excelsior Funds
                                                      (since 1994); Director,
                                                      Parsons Brinkerhoff Energy Services
                                                      Inc. (since 1996); Director, Parsons
                                                      Brinkerhoff, Inc. (engineering firm)
                                                      (since 1995); President, Mandrake Group
                                                      (investment and consulting firm) (since
                                                      1994); Director, Hyperion Total Return
                                                      Fund, Inc. and four other funds for
                                                      which Hyperion Capital Management, Inc.

----------
/1./ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position       Principal Occupation
                          with           During Past 5 Years and
Name and Address          the Companies  Other Affiliations
----------------          -------------  -----------------------

                                         serves as investment adviser (since
                                         1991); Co-Chairman, KMR Power
                                         Corporation (power plants) (since
                                         1993); Director, The Latin American
                                         Growth Fund (since 1993); Member of
                                         Advisory Board, Argentina Private
                                         Equity Fund L.P. (from 1992 to 1996)
                                         and Garantia L.P. (Brazil) (from 1993
                                         to 1996); and Director, Mueller
                                         Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan           Director       Retired; Director of
913 Franklin Lakes Road                  Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                Tax-Exempt Fund (since 1984);
Age: 72                                  Director of UST Master
                                         Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).

Wolfe J. Frankl           Director       Retired; Director of
2320 Cumberland Road                     Excelsior Fund and Excelsior
Charlottesville, VA  22901               Tax-Exempt Fund (since 1986);
Age: 76                                  Director of UST Master
                                         Variable Series, Inc. (from 1994 to
                                         June 1997); Trustee of Excelsior
                                         Institutional Trust (since 1995);
                                         Director, Deutsche Bank Financial, Inc.
                                         (since 1989); Director, The Harbus
                                         Corporation (since 1951); and Trustee,
                                         HSBC Funds Trust and HSBC Mutual Funds
                                         Trust (since 1988).

W. Wallace McDowell, Jr.  Director       Director, Excelsior Fund
c/o Prospect Capital                     and Excelsior Tax-Exempt
   Corp.                                 Fund (since 1996); Trustee,
43 Arch Street                           Excelsior Institutional Trust
Greenwich, CT  06830                     and Excelsior Funds
Age: 60                                  (since 1994); Private Investor
                                         (since  1994); Managing Director,
                                         Morgan Lewis Githens & Ahn (from 1991
                                         to 1994); and Director, U.S. Homecare
                                         Corporation (since 1992), Grossmans,
                                         Inc. (from 1993 to 1996), Children's
                                         Discovery Centers (since 1984), ITI
                                         Technologies, Inc. (since 1992) and
                                         Jack Morton Productions (since 1987).

                          Position       Principal Occupation
                          with           During Past 5 Years and
Name and Address          the Companies  Other Affiliations
----------------          -------------  -----------------------

Jonathan Piel             Director       Director, Excelsior Fund and
558 E. 87th Street                       Excelsior Tax-Exempt Fund
New York, NY  10128                      (since 1996); Trustee, Excelsior
Age: 58                                  Institutional Trust and
                                         Excelsior Funds (since 1994);
                                         Vice President and Editor, Scientific
                                         American, Inc. (from 1986 to 1994);
                                         Director, Group for The South Fork,
                                         Bridgehampton, New York (since 1993);
                                         and Member, Advisory Committee, Knight
                                         Journalism Fellowships, Massachusetts
                                         Institute of Technology (since 1984).

Robert A. Robinson        Director       Director of Excelsior Fund
Church Pension Fund                      and Excelsior Tax-Exempt Fund
800 Second Avenue                        (since 1987); Director of UST
New York, NY  10017                      Master Variable Series, Inc.
Age: 71                                  (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust
                                         (since 1995); President Emeritus, The
                                         Church Pension Fund and its affiliated
                                         companies (since 1966); Trustee, H.B.
                                         and F.H. Bugher Foundation and Director
                                         of its wholly owned subsidiaries --
                                         Rosiclear Lead and Flourspar Mining Co.
                                         and The Pigmy Corporation (since 1984);
                                         Director, Morehouse Publishing Co.
                                         (since 1974); Trustee, HSBC Funds Trust
                                         and HSBC Mutual Funds Trust (since
                                         1982); and Director, Infinity Funds,
                                         Inc. (since 1995).

Alfred C. Tannachion/1/   Director       Retired; Director of
6549 Pine Meadows Drive                  Excelsior Fund and
Spring Hill, FL  34606                   Excelsior Tax-Exempt Fund
Age: 71                                  (since 1985); Chairman
                                         of the Board, President and Treasurer
                                         of UST Master Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).


----------
/1./ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position       Principal Occupation
                          with           During Past 5 Years and
Name and Address          the Companies  Other Affiliations
----------------          -------------  -----------------------

W. Bruce McConnel, III    Secretary      Partner of the law firm of Drinker
Philadelphia National                    Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant      Second Vice President, Senior
Chase Global Funds        Secretary      Manager of Blue Sky Compliance
 Services Company                        and Financial Reporting, Chase
73 Tremont Street                        Global Funds Services Company
Boston, MA  02108-3913                   (March 1997 to present); Second
Age: 32                                  Vice President, Senior Manager of
                                         Financial Reporting, Chase Global Funds
                                         Services Company (September 1996 to
                                         March 1997); and Assistant Vice
                                         President, Assistant Manager of
                                         Financial Reporting, Scudder, Stevens &
                                         Clark Inc. (October 1992 to September
                                         1996).

John M. Corcoran          Assistant      Vice President, Director of
Chase Global Funds        Treasurer      Administration Client Group,
  Services Company                       Chase Global Funds Services
73 Tremont Street                        Company (since July 1996);
Boston, MA  02108-3913                   Second Vice President, Manager
Age: 32                                  of Administration, Chase Global Funds
                                         Services Company (from October 1993
                                         to July 1996); and Audit Manager,
                                         Ernst & Young LLP (from August 1987 to
                                         September 1993).


         Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July 14, 1997, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                 Pension or
                                                 Retirement        Total
                                                  Benefits      Compensation
                                                 Accrued as  from the Companies
                                   Aggregate      Part of        and Fund
           Name of             Compensation from    Fund       Complex* Paid
       Person/Position           the Companies    Expenses      to Directors
       ---------------         -----------------  --------  ------------------

Donald L. Campbell                 $27,000          None        $31,750 (4)**
Director

Rodman L. Drake***                 $ 7,500          None        $12,250 (4)**
Director

Joseph H. Dugan                    $30,000          None        $35,000 (4)**
Director

Wolfe J. Frankl                    $30,000          None        $35,000 (4)**
Director

W. Wallace McDowell, Jr.***        $ 4,500          None        $ 9,250 (4)**
Director

Jonathan Piel***                   $ 7,500          None        $12,500 (4)**
Director

Robert A. Robinson                 $30,000          None        $35,000 (4)**
Director

Alfred C. Tannachion****           $40,000          None        $45,000 (4)**
Director

Frederick S. Wonham****            $30,000          None        $35,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as the Companies' Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as the

          Companies' Chairman of the Board, President and Treasurer.


Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds. See "Expenses" in the Prospectus.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York $1,781,897, $1,665,344 and $674,259 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,698,879 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1995, the U.S. Trust New York waived fees totalling $204,060, $173,321, $45,366 and $236,867 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York $1,291,496, $1,224,338 and $621,988 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,745,649 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1996, U.S. Trust New York waived fees totalling $227,463, $172,140, $46,887 and $353,419 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York $810,101, $1,136,936 and $828,277 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,891,333 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York waived fees totalling $215,132, $183,979, $79,008 and $502,764 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreements currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $1,223,349, $1,131,530 and $369,056 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $1,193,896 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1995, the former administrators waived fees totalling $1,087 and $351 with respect to the Government Money and Treasury Money Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $450,305, $403,443 and $107,685 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $407,281 in the aggregate with respect to the Tax-Exempt Money Fund. For the period April 1, 1995 through July 31, 1995, the former administrators waived fees totalling $135 with respect to the Government Money Fund.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $487,151, $457,681, and $236,672 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $889,555 in the aggregate with respect to the Tax-Exempt Money Fund. For the period August 1, 1995 through March 31, 1996, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $705 with respect to the Government Money Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $630,623, $811,988 and $464,931 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $1,472,582 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $8 and $256 with respect to the Money and Government Money Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, each Company has entered into agreements with Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to

Customers; and (f) providing or arranging for the provision of other related services.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations totalled $215,140, $227,463 and $204,060; $184,235, $172,980 and $174,408; $79,008, $46,887 and $45,717; and $502,764, $353,419 and
$236,867 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. Of these respective amounts, $215,090, $227,463 and $203,572; $182,579, $168,064 and $171,257; $79,008, $46,887 and
$44,596; and $502,764, $353,419 and $236,399 were paid to affiliates of U.S.
Trust with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S.

Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's or Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents: (a) the Money Fund held the following securities: repurchase agreement with Dillon Read & Co., Inc. in the principal amount of $13,804,749, and commercial paper of Bear Stearns Co., Inc. in the principal amount of $15,000,000; and (b) the Government Money Fund held the following security: repurchase agreement with Dillon Read & Co., Inc. in the principal amount of $14,127,127. Dillon Read & Co., Inc. and Bear Stearns Co., Inc. are considered to be regular brokers or dealers of Excelsior Fund.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies, and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Money Fund
---------------------

          The Tax-Exempt Money Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Money Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Money Fund dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Money Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Tax-Exempt Money Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Tax-Exempt Money Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Tax-Exempt Money Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Tax-Exempt Money Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Money Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax-Exempt Money Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Tax-Exempt Money Fund's Shares generally is not deductible for Federal income tax purposes.

          Excelsior Tax-Exempt Fund intends to distribute to shareholders of the Tax-Exempt Money Fund any investment company taxable income earned by the Tax-Exempt Money Fund for each taxable year. In general, the Tax-Exempt Money Fund's investment company taxable income will be its taxable income (including taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional Shares).

                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                               YIELD INFORMATION
                               -----------------

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 1997, the annualized yields for Shares of the Money Fund, Government Money Fund, Treasury Money Fund and Tax-Exempt Money Fund were 5.26%, 5.24%, 4.70% and 2.99%, respectively, and the effective yields for Shares of such respective Funds were 5.39%, 5.38%, 4.81% and 3.03%.

          The "tax-equivalent" yield of the Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Tax-Exempt Money Fund for the seven-day period ended March 31, 1997 was 4.39%.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows: (i) Treasury Money Market Fund: Robert F. Mancuso, c/o
                           --------------------------
United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 9.57%; and (ii) Government Money Fund: Sync Corp., c/o United
                            ---------------------
States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.42%; H. Peter Dooney, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.12%; and Siemens Sinking Fund Account, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 10.60%.


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Reports are incorporated by reference herein. The financial statements included in the 1997 Annual Reports for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                               International Fund
                               Latin America Fund
                               Pacific/Asia Fund
                               Pan European Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the International, Latin America (prior to August 1, 1997, "Emerging Americas"), Pacific/Asia and Pan European Funds (each a "Fund" and collectively the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                        Page
                                                        ----

INVESTMENT OBJECTIVES AND POLICIES....................    1
     Other Investment Considerations..................    1
     Additional Information on Portfolio Instruments..    2
     Additional Investment Limitations................   10

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........   12

INVESTOR PROGRAMS.....................................   14
     Systematic Withdrawal Plan.......................   14
     Exchange Privilege...............................   14
     Other Investor Programs..........................   15

DESCRIPTION OF CAPITAL STOCK..........................   15

MANAGEMENT OF THE FUNDS...............................   17
     Directors and Officers...........................   17
     Investment Advisory and
          Administration Agreements...................   23
     Shareholder Organizations........................   25
     Expenses                                            26
     Custodian and Transfer Agent.....................   27


PORTFOLIO TRANSACTIONS................................   28

INDEPENDENT AUDITORS..................................   30

COUNSEL...............................................   31

ADDITIONAL INFORMATION CONCERNING TAXES...............   31
     Generally                                           31
     Taxation of Certain Financial Instruments........   33

PERFORMANCE INFORMATION...............................   35

MISCELLANEOUS.........................................   38

FINANCIAL STATEMENTS..................................   38

APPENDIX A............................................  A-1

                                      (i)

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The following policies and discussions supplement the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          In determining the preferred allocation of investments of the Funds among various geographic regions and countries, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider, among other things, regional and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing interest rates, the historical patterns of government regulation of the economy and the outlook for currency relationships.

          The transaction costs to the Funds of engaging in forward currency transactions described in the Prospectus vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Each Fund may purchase gold bars primarily of standard weight (approximately 400 troy ounces) at the best available prices in the New York bullion market. However, the Investment Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. Gold bullion is valued by the Funds at the mean between the closing bid and asked prices in the New York bullion market as of the close of the New York Stock Exchange each business day. When there is no readily available market quotation for gold bullion, the bullion will be valued by such method as determined by Excelsior Fund's Board of Directors to best reflect its fair value. For purpose of determining net asset value, gold held by a Fund, if any, will be valued in U.S. dollars.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Securities Lending
          ------------------

          When a Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          Options
          -------

          As stated in the Prospectuses, the Latin America, Pacific/Asia and Pan European Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectuses, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Futures Contracts and Related Options
          -------------------------------------

          Each Fund may invest in futures contracts and related options. Each Fund may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the ability of the Investment Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

            Options on Futures Contracts
            ----------------------------

          Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

            When-Issued and Forward Transactions
            ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

              Brady Bonds
              -----------

          The Latin America Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

ADRs, EDRs and GDRs
-------------------

          Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

          Each Fund may also invest indirectly in foreign securities through share entitlement certificates. Share entitlement certificates are securities issued by a foreign entity evidencing ownership of underlying securities issued by foreign corporations. Share entitlement certificates are transferrable securities similar to depository receipts which are structured like global debt issues to facilitate trading on an international basis. The holder of a share entitlement certificate holds a fully collateralized obligation of the issuer the value of which is linked directly to that of the underlying foreign security.

Miscellaneous
-------------

          The Funds may not invest in oil, gas or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to shareholders.

          The following investment limitations are fundamental with respect to each Fund. A Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with the Funds' investment limitation contained in the Prospectus might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the International Fund, but are operating policies with respect to the Latin America, Pacific/Asia and Pan European Funds (collectively, the "Regional Funds"). Each Fund may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position;

          5. Invest in companies for the purpose of exercising management or control; and

          6. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940.

          The following investment limitations are fundamental with respect to the International Fund. The International Fund may not:

          7. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange or on foreign exchanges and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and provided that the Fund may enter into forward currency contracts in accordance with its investment objective and policies;

          8. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          9. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and
(ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

          The following investment limitation is fundamental with respect to the Regional Funds. Each Regional Fund may not:

          10. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit a Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) a Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

                        *              *             *


          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit each Fund's investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the particular Fund. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. Each Fund also intends to refrain from entering into arbitrage transactions.

          The International Fund may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. No sales charges were imposed in connection with sales of Shares of the International Fund during the fiscal years ended March 31, 1997 and 1996. For the fiscal year ended March 31, 1995, total sales charges paid by shareholders of the International Fund were $4,219. Of this amount, UST Distributors, Inc., the Funds' former distributor, retained $4.

          Total sales charges paid by shareholders of the Latin America, Pacific/Asia and Pan European Funds for the fiscal years ended March 31, 1997, 1996 and 1995 were $528, $698 and $8,465; $3,715, $333 and $144; and $550, $99
and $183, respectively.  Of
these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $203 and $1,403 with respect to the Latin America Fund; $9 and $69 with respect to the Pacific/Asia Fund; and $1 and $11 with respect to the Pan European Fund for the period April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995, respectively. The Distributor retained none of the foregoing sales charges with respect to the Latin America, Pacific/Asia and Pan European Funds for the period August 1, 1995 through March 31, 1996, and the fiscal year ended March 31, 1997. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New

York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with

Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The

Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to the particular Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if Excelsior Fund's Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the affected Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.

                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                     Position                       Principal Occupation
                                     with                           During Past 5 Years and
Name and Address                     Excelsior Fund                 Other Affiliations
----------------                     --------------                 -----------------------

Frederick S. Wonham/1/               Chairman of the                Retired; Director of
238 June Road                        Board, President               Excelsior Fund and Excelsior
 Stamford, CT  06903                 and Treasurer                  Tax-Exempt Fund (since 1995);
Age: 66                                                             Trustee of Excelsior Funds
                                                                    and Excelsior Institutional
                                                                    Trust (since 1995); Vice
                                                                    Chairman of U.S. Trust

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                                     Position                       Principal Occupation
                                     with                           During Past 5 Years and
Name and Address                     Excelsior Fund                 Other Affiliations
----------------                     --------------                 -----------------------
                                                                    Corporation and U.S. Trust New
                                                                    York (from February 1990 until
                                                                    September 1995); and Chairman,
                                                                    U.S. Trust Connecticut (from
                                                                    March 1993 to May 1997).

Donald L. Campbell                   Director                       Retired; Director of
333 East 69th Street                                                Excelsior Fund and Excelsior
 Apt. 10-H                                                          Tax-Exempt Fund (since 1984);
New York, NY 10021                                                  Director of UST Master
Age: 71                                                             Variable Series, Inc.
                                                                    (from 1994 to June 1997);  Trustee of
                                                                    Excelsior Institutional Trust
                                                                    (since 1995); and
                                                                    Director, Royal Life
                                                                    Insurance Co. of New
                                                                    York (since 1991).

Rodman L. Drake                      Director                       Director, Excelsior Fund
485 Park Avenue                                                     and Excelsior Tax-Exempt
New York, NY  10022                                                 Fund (since 1996); Trustee,
Age: 54                                                             Excelsior Institutional
                                                                    Trust and Excelsior Funds
                                                                    (since 1994); Director,
                                                                    Parsons Brinkeroff Energy Services Inc.
                                                                    (since 1996); Director, Parsons
                                                                    Brinkerhoff, Inc. (engineering firm)
                                                                    (since 1995); President, Mandrake Group
                                                                    (investment and consulting firm) (since
                                                                    1994); Director, Hyperion Total Return
                                                                    Fund, Inc. and four other funds for
                                                                    which Hyperion Capital Management, Inc.
                                                                    serves as investment adviser (since
                                                                    1991); Co-Chairman, KMR Power
                                                                    Corporation (power plants) (from 1993
                                                                    to 1996); Director, The Latin American
                                                                    Growth Fund (since 1993); Member of
                                                                    Advisory Board, Argentina Private
                                                                    Equity Fund L.P. (from 1992 to 1996)
                                                                    and Garantia L.P. (Brazil) (from 1993
                                                                    to 1996); and Director, Mueller
                                                                    Industries, Inc. (from 1992 to 1994).


                                     Position                   Principal Occupation
                                     with                       During Past 5 Years and
Name and Address                     Excelsior Fund             Other Affiliations
----------------                     --------------             -----------------------
Joseph H. Dugan                      Director                   Retired; Director of
913 Franklin Lakes Road                                         Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                                       Tax-Exempt Fund (since 1984);
Age: 72                                                         Director of UST Master
                                                                Variable Series, Inc.
                                                                (from 1994 to June 1997); and Trustee
                                                                of Excelsior Institutional Trust (since
                                                                1995).

Wolfe J. Frankl                      Director                   Retired; Director of
2320 Cumberland Road                                            Excelsior Fund and Excelsior
Charlottesville, VA  22901                                      Tax-Exempt Fund (since 1986);
Age: 76                                                         Director of UST Master
                                                                Variable Series, Inc. (from 1994 to
                                                                June 1997); and Trustee of Excelsior
                                                                Institutional Trust (since 1995);
                                                                Director, Deutsche Bank Financial, Inc.
                                                                (since 1989); Director, The Harbus
                                                                Corporation (since 1951); and Trustee,
                                                                HSBC Funds Trust and HSBC Mutual Funds
                                                                Trust (since 1988).

W. Wallace McDowell, Jr.             Director                   Director, Excelsior Fund
c/o Prospect Capital                                            and Excelsior Tax-Exempt
   Corp.                                                        Fund (since 1996); Trustee,
43 Arch Street                                                  Excelsior Institutional Trust
Greenwich, CT  06830                                            and Excelsior Funds
Age: 60                                                         (since 1994); Private Investor
                                                                (since  1994); Managing Director,
                                                                Morgan Lewis Githens & Ahn (from 1991
                                                                to 1994); and Director, U.S. Homecare
                                                                Corporation (since 1992), Grossmans,
                                                                Inc. (from 1993 to 1996), Children's
                                                                Discovery Centers (since 1984), ITI
                                                                Technologies, Inc. (since 1992) and
                                                                Jack Morton Productions (since 1987).

Jonathan Piel                        Director                   Director, Excelsior Fund and
558 E. 87th Street                                              Excelsior Tax-Exempt Fund
New York, NY  10128                                             (since 1996); Trustee, Excelsior
Age:  58                                                        Institutional Trust and
                                                                Excelsior Funds (since 1994);
                                                                Vice President and Editor, Scientific
                                                                American, Inc. (from 1986 to 1994);
                                                                Director, Group for The South Fork,
                                                                Bridgehampton, New York (since 1993);
                                                                and Member, Advisory Committee, Knight
                                                                Journalism Fellowships, Massachusetts
                                                                Institute of Technology (since 1984).


                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       Excelsior Fund    Other Affiliations
----------------       --------------    -----------------------
Robert A. Robinson     Director          Director of Excelsior Fund
Church Pension Fund                      and Excelsior Tax-Exempt Fund
800 Second Avenue                        (since 1987); Director of UST
New York, NY  10017                      Master Variable Series, Inc.
Age: 71                                  (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995); President Emeritus, The Church
                                         Pension Fund and its affiliated
                                         companies (since 1966); Trustee, H.B.
                                         and F.H. Bugher Foundation and Director
                                         of its wholly owned subsidiaries --
                                         Rosiclear Lead and Flourspar Mining Co.
                                         and The Pigmy Corporation (since 1984);
                                         Director, Morehouse Publishing Co.
                                         (since 1974); Trustee, HSBC Funds Trust
                                         and HSBC Mutual Funds Trust (since
                                         1982); and Director, Infinity Funds,
                                         Inc. (since 1995).

Alfred C. Tannachion/1/  Director        Retired; Director of
6549 Pine Meadows Drive                  Excelsior Fund and
Spring Hill, FL  34606                   Excelsior Tax-Exempt Fund
Age: 71                                  (since 1985); Chairman
                                         of the Board, President and Treasurer
                                         of UST Master Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).

W. Bruce McConnel, III    Secretary      Partner of the law firm of Drinker
Philadelphia National                    Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant      Second Vice President, Senior
Chase Global Funds        Secretary      Manager of Blue Sky Compliance
 Services Company                        and Financial Reporting, Chase
73 Tremont Street                        Global Funds Services Company
Boston, MA  02108-3913                   (March 1997 to present); Second
Age: 32                                  Vice President, Senior Manager
                                         of Financial Reporting, Chase
                                         Global Funds Services Company
                                         (September 1996 to March 1997); and
                                         Assistant Vice President,
                                         Assistant Manager of Financial
                                         Reporting, Scudder, Stevens &
                                         Clark Inc. (October 1992 to
                                         September 1996).

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       Excelsior Fund    Other Affiliations
----------------       --------------    -----------------------
John M. Corcoran       Assistant         Vice President, Director of
Chase Global Funds     Treasurer         Administration Client Group,
  Services Company                       Chase Global Funds Services
73 Tremont Street                        Company (since July 1996);
Boston, MA  02108-3913                   Second Vice President, Manager
Age: 32                                  of Administration, Chase Global Funds
                                         Services Company (from October
                                         1993 to July 1996); and Audit Manager,
                                         Ernst & Young LLP (from August 1987 to
                                         September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 14, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.


                                                  Pension or
                                                  Retirement        Total
                                                   Benefits       Compensation
                                                  Accrued as   from Excelsior Fund
                                   Aggregate       Part of         and Fund
           Name of             Compensation from    Fund         Complex* Paid
       Person/Position          Excelsior Fund    Expenses       to Directors
       ---------------         -----------------  --------    -------------------

Donald L. Campbell                   $13,500        None            $31,750 (4)**
Director

Rodman L. Drake***                   $ 3,750        None            $12,250 (4)**
Director

Joseph H. Dugan                      $15,000        None            $35,000 (4)**
Director

Wolfe J. Frankl                      $15,000        None            $35,000 (4)**
Director

W. Wallace McDowell, Jr.***          $ 2,250        None            $ 9,250 (4)**
Director

Jonathan Piel***                     $ 3,750        None            $12,500 (4)**
Director

Robert A. Robinson                   $15,000        None            $35,000 (4)**
Director

Alfred C. Tannachion****             $20,000        None            $45,000 (4)**
Director

Frederick S. Wonham****              $15,000        None            $35,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

 Investment Advisory and Administration Agreements
 -------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds. Prior to November 1, 1996, Foreign and Colonial Asset Management ("FACAM") served as sub-adviser to the International and Pan European Funds, and Foreign & Colonial Emerging Markets Ltd. ("FCEML") served as sub-adviser to the Latin America and Pacific/Asia Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $574,455, $368,128, $480,194, and $375,873 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $37,822, $28,097, $27,189 and $22,473, with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal year ended March 31, 1995, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totalling $428,594 and $278,842, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totalling $196,098 and $355,168, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $733,456, $326,552, $536,350 and $405,582 with respect to the International, Latin America, Pacific/Asia, and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $79,560, $29,512, $45,970 and $40,033 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal year ended March 31, 1996, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totalling $402,062 and $263,111, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totalling $182,039 and $336,130, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $999,833, $494,539, $796,280 and $637,580 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $87,156, $42,840, $65,538 and $48,946 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the period from April 1, 1996 to October 31, 1996, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totalling $293,566 and $126,440, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totalling $65,708 and $168,214, respectively.

          The Investment Adviser may, from time to time, voluntarily waive a portion of its fees, which waiver may be terminated at any time.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the perfor mance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $122,374, $78,418, $101,468 and $79,669 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, the administrators waived fees totalling $81, $21 and $9 with respect to the International, Latin America and Pacific/Asia Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $46,929, $21,815, $33,502 and $28,271 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, the former administrators waived fees totalling $199, $51, $264 and $90 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $115,390, $49,315, $82,681 and $60,758 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $84, $32, $17 and $4 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $217,356, $107,418, $172,296 and $137,304 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $47, $58, $68 and $1 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations totalled $87,203, $79,843 and $37,903; $42,898, $29,595 and $24,089; $65,606, $46,251 and $27,198; and $48,947, $40,127 and
$22,473 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. Of these amounts, $87,203, $79,843 and $36,955; $42,877, $29,594 and $23,712; $65,398, $46,251 and $26,836; and $48,947, $40,127
and $22,338 were paid to affiliates of U.S. Trust with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable a Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. For the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997, the International Fund paid brokerage commissions aggregating $234,115, $218,421 and $396,525, respectively. For the fiscal years ended March 31, 1995, 1996 and 1997, the Latin America, Pacific/Asia and Pan European Funds paid brokerage commissions aggregating $200,467, $153,428 and $254,681; $300,058,
$234,659 and $700,865; and $88,275, $81,250 and $296,765, respectively.

          Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, a Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession.

          The Investment Advisory Agreements between Excelsior Fund and U.S. Trust provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause a Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by U.S. Trust and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to U.S. Trust in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to U.S. Trust in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for each Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by U.S. Trust. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which U.S. Trust believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, U.S. Trust may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1997, the Funds did not hold any securities of Excelsior Fund's regular brokers or dealers or their parents.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Fund's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

          Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts and options on futures held by a Fund at the close of its taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or related option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts and related options will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules, and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect either
(1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long term and no more than 40 percent of any net loss may be treated as short term.

          Certain foreign currency contracts entered into by the Funds (including forward foreign currency exchange transactions) may be subject to the "mark-to-market" rules described above. To receive such treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions. As of the date of this Statement of Additional Information, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by the Funds may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

          The Funds' investments may also be subject to the provisions of Subpart J of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with the Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar-denominated investments that a Fund may make (such as non-U.S. dollar-denominated debt securities and obligations and certain preferred stocks) and some of the foreign currency contracts a Fund may enter into will be subject to the special currency rules described above. Exchange gains and losses attributable to foreign currency transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gains or losses and will not be segregated from the gain or loss on the underlying transaction.

          As of the date of this Statement of Additional Information, new Federal tax legislation--the Taxpayer Relief Act of 1997 (the "TRA")--has been passed by the House of Representatives and the Senate, and is expected to be signed by the President. The TRA, if enacted as expected, will repeal the Short-Short Test (effective for each Fund's next fiscal year) and will change applicable rates and holding period rules for capital gains.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations, the application of state and local taxes and changes in Federal tax rules under the TRA.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                      ERV
               T = [(-----) to the first power divided by n - 1]
                       P

     Where:    T =  average annual total return.

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.

     Each Fund that advertises an "aggregate total return" for its Shares computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:
                                           ERV
              Aggregate Total Return = [(------)] - 1
                                            P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the Shares of the International Fund for the one year period ended March 31, 1997, for the five-year period ended March 31, 1997, and for the period from July 21, 1987 (commencement of operations) to March 31, 1997 were 6.78%, 8.65% and 6.14%, respectively. The average annual total returns for the Shares of the Latin America, Pacific/Asia and Pan European Funds for the one year period ended March 31, 1997 and for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were 29.09% and 10.64%; -4.80% and 11.06%; and
23.76% and 14.25%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in a Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows: International Fund: U.S. Trust Retirement Fund, c/o
                      ------------------
United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 9.69%.


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of

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principal and interest.  "BB" indicates the lowest degree of speculation and
"CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

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          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

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